SUMMARY OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Salaries and other compensation		$ 116		$ 55		$ 737
Vendors				2,168		671
Vendors		851		1,968
Other		200		200
Accrued Professional Fees		343		613		329
Total Accrued Expenses		$ 1,510		$ 2,836		$ 1,737
Ayala Pharmaceuticals Inc [Member]
Accrued Professional Fees			$ 291		$ 657
Accrued Research and Development Expenses			56		101
Tax Provision			1,150		780
Accrued Payroll and Employee Benefits			1,761		1,613
Total Accrued Expenses	$ 3,379		$ 3,258		$ 3,151